PGIM Government Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.8%
Asset-Backed Securities 8.0%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	6.640%(c)	04/20/32	2,000	$1,982,018
AIG CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.355(c)	10/25/33	2,500	2,480,121
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.438(c)	04/20/35	2,250	2,201,898
Apidos CLO Ltd. (Jersey), Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.057(c)	04/26/35	5,250	5,238,686
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.302(c)	04/18/35	1,500	1,466,217
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.450(c)	07/20/34	1,000	976,585
Battalion CLO Ltd.,
Series 2018-12A, Class A2R, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	6.780(c)	05/17/31	4,500	4,462,659
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	6.610(c)	01/17/33	2,250	2,212,327

CarVal CLO Ltd. (Jersey), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.883(c)	01/20/35	2,250	2,241,473
Elevation CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	6.465(c)	01/25/35	1,000	974,616
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	6.630(c)	01/16/33	2,250	2,215,106
Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.402(c)	01/18/34	1,250	1,227,655
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.355(c)	01/20/35	2,500	2,497,186

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.328%(c)	10/20/32	2,250	$2,212,161
Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	6.710(c)	07/20/32	4,000	3,964,582
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	6.285(c)	10/25/28	215	214,246
Venture CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	6.500(c)	04/15/34	5,500	5,332,342

Total Asset-Backed Securities (cost $42,281,508)				41,899,878
Commercial Mortgage-Backed Securities 5.7%
Barclays Commercial Mortgage Securities Trust, Series 2019-C04, Class A4	2.661	08/15/52	6,000	5,345,485
Fannie Mae-Aces,
Series 2021-M01G, Class A2	1.468(cc)	11/25/30	2,500	2,041,004
Series 2022-M03, Class A2	1.707(cc)	11/25/31	8,500	6,897,762
Series 2022-M13, Class A2	2.593(cc)	06/25/32	5,000	4,350,093
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0151, Class A3	3.511	04/25/30	900	856,853
Series K0152, Class A2	3.080	01/25/31	375	342,932
Series K1513, Class A3	2.797	08/25/34	6,500	5,494,660
Series K1514, Class A2	2.859	10/25/34	5,217	4,457,283

Total Commercial Mortgage-Backed Securities (cost $34,347,098)				29,786,072
Corporate Bonds 0.6%
Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,085	2,054,868

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Private Export Funding Corp., (cont’d.)
U.S. Gov’t. Gtd. Notes, Series PP	1.400%	07/15/28	1,005	$867,790

Total Corporate Bonds (cost $3,100,947)				2,922,658
U.S. Government Agency Obligations 43.8%
Federal Farm Credit Bank	5.480	06/27/42	1,000	980,241
Federal Home Loan Bank	3.500	06/11/32	105	98,354
Federal Home Loan Bank	4.250	09/10/32	370	367,453
Federal Home Loan Mortgage Corp.	1.500	11/01/50	840	654,335
Federal Home Loan Mortgage Corp.	2.000	01/01/32	179	164,337
Federal Home Loan Mortgage Corp.	2.000	05/01/51	923	762,382
Federal Home Loan Mortgage Corp.	2.500	05/01/28	432	411,764
Federal Home Loan Mortgage Corp.	2.500	05/01/28	530	506,331
Federal Home Loan Mortgage Corp.	2.500	03/01/30	351	329,680
Federal Home Loan Mortgage Corp.	2.500	09/01/31	234	218,770
Federal Home Loan Mortgage Corp.	2.500	10/01/32	302	280,916
Federal Home Loan Mortgage Corp.	2.500	11/01/46	999	870,683
Federal Home Loan Mortgage Corp.	2.500	04/01/51	5,298	4,551,001
Federal Home Loan Mortgage Corp.	2.500	08/01/51	4,440	3,805,708
Federal Home Loan Mortgage Corp.	2.500	09/01/51	468	400,823
Federal Home Loan Mortgage Corp.	3.000	10/01/28	60	57,854
Federal Home Loan Mortgage Corp.	3.000	06/01/29	196	188,511
Federal Home Loan Mortgage Corp.	3.000	12/01/30	273	262,776
Federal Home Loan Mortgage Corp.	3.000	01/01/37	447	415,271
Federal Home Loan Mortgage Corp.	3.000	04/01/43	720	655,828
Federal Home Loan Mortgage Corp.	3.000	07/01/43	771	702,549
Federal Home Loan Mortgage Corp.	3.000	10/01/46	316	287,215
Federal Home Loan Mortgage Corp.	3.000	11/01/46	273	246,990
Federal Home Loan Mortgage Corp.	3.000	12/01/46	254	230,037
Federal Home Loan Mortgage Corp.	3.000	01/01/47	876	794,051
Federal Home Loan Mortgage Corp.	3.000	03/01/47	199	180,322
Federal Home Loan Mortgage Corp.	3.000	06/01/50	712	636,528
Federal Home Loan Mortgage Corp.	3.000	02/01/52	2,434	2,161,875
Federal Home Loan Mortgage Corp.	3.500	11/01/37	194	184,770
Federal Home Loan Mortgage Corp.	3.500	06/01/42	509	481,310
Federal Home Loan Mortgage Corp.	3.500	06/01/43	360	340,237
Federal Home Loan Mortgage Corp.	3.500	07/01/43	1,094	1,032,125
Federal Home Loan Mortgage Corp.	3.500	07/01/47	1,234	1,152,917

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.500%	08/01/47	922	$857,130
Federal Home Loan Mortgage Corp.	3.500	10/01/47	85	79,185
Federal Home Loan Mortgage Corp.	3.500	05/01/52	1,455	1,337,740
Federal Home Loan Mortgage Corp.	3.500	08/01/52	489	449,059
Federal Home Loan Mortgage Corp.	4.000	06/01/26	20	19,285
Federal Home Loan Mortgage Corp.	4.000	09/01/26	59	57,760
Federal Home Loan Mortgage Corp.	4.000	11/01/39	417	404,169
Federal Home Loan Mortgage Corp.	4.000	09/01/40	237	229,251
Federal Home Loan Mortgage Corp.	4.000	12/01/40	150	145,063
Federal Home Loan Mortgage Corp.	4.000	12/01/40	192	185,595
Federal Home Loan Mortgage Corp.	4.000	04/01/42	325	314,571
Federal Home Loan Mortgage Corp.	4.000	04/01/42	488	472,403
Federal Home Loan Mortgage Corp.	4.000	05/01/46	450	432,212
Federal Home Loan Mortgage Corp.	4.000	08/01/46	130	125,516
Federal Home Loan Mortgage Corp.	4.000	12/01/46	117	112,126
Federal Home Loan Mortgage Corp.	4.000	07/01/47	239	228,536
Federal Home Loan Mortgage Corp.	4.000	08/01/47	81	77,801
Federal Home Loan Mortgage Corp.	4.000	08/01/47	252	239,632
Federal Home Loan Mortgage Corp.	4.000	06/01/48	57	54,550
Federal Home Loan Mortgage Corp.	4.000	11/01/48	111	106,476
Federal Home Loan Mortgage Corp.	4.500	09/01/39	553	550,607
Federal Home Loan Mortgage Corp.	4.500	07/01/47	86	84,481
Federal Home Loan Mortgage Corp.	4.500	07/01/47	94	92,671
Federal Home Loan Mortgage Corp.	4.500	08/01/47	292	287,886
Federal Home Loan Mortgage Corp.	4.500	07/01/52	495	479,166
Federal Home Loan Mortgage Corp.	4.500	08/01/52	2,090	2,024,425
Federal Home Loan Mortgage Corp.	5.000	06/01/33	308	311,026
Federal Home Loan Mortgage Corp.	5.000	03/01/34	20	19,642
Federal Home Loan Mortgage Corp.	5.000	05/01/34	33	33,370
Federal Home Loan Mortgage Corp.	5.000	05/01/34	222	224,604
Federal Home Loan Mortgage Corp.	5.000	02/01/48	118	118,060
Federal Home Loan Mortgage Corp.	5.000	09/01/52	3,863	3,805,077
Federal Home Loan Mortgage Corp.	5.500	05/01/37	46	47,150
Federal Home Loan Mortgage Corp.	5.500	01/01/38	37	38,714
Federal Home Loan Mortgage Corp.	5.500	11/01/52	3,270	3,279,107
Federal Home Loan Mortgage Corp.	5.500	12/01/52	1,499	1,502,406
Federal Home Loan Mortgage Corp.	6.000	12/01/33	16	16,307
Federal Home Loan Mortgage Corp.	6.000	09/01/34	78	79,532
Federal Home Loan Mortgage Corp.	6.250	07/15/32	310	366,537
Federal Home Loan Mortgage Corp.	6.500	09/01/32	26	26,859
Federal Home Loan Mortgage Corp.	6.500	09/01/32	56	57,308
Federal Home Loan Mortgage Corp.	6.750	03/15/31	370	440,816

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	7.000%	09/01/32	23	$23,187
Federal Home Loan Mortgage Corp., MTN	1.899(s)	11/15/38	2,500	1,252,839
Federal National Mortgage Assoc.	0.875	08/05/30	660	536,070
Federal National Mortgage Assoc.	1.500	10/01/50	389	303,163
Federal National Mortgage Assoc.	1.500	11/01/50	2,864	2,231,891
Federal National Mortgage Assoc.	1.500	12/01/50	2,119	1,651,558
Federal National Mortgage Assoc.	2.000	08/01/31	229	210,159
Federal National Mortgage Assoc.	2.000	05/01/36	2,269	2,033,189
Federal National Mortgage Assoc.	2.000	06/01/40	631	546,864
Federal National Mortgage Assoc.	2.000	02/01/41	5,365	4,612,349
Federal National Mortgage Assoc.	2.000	05/01/41	2,060	1,771,871
Federal National Mortgage Assoc.	2.000	09/01/50	4,588	3,793,222
Federal National Mortgage Assoc.(k)	2.000	10/01/50	12,190	10,086,288
Federal National Mortgage Assoc.	2.000	11/01/50	905	747,698
Federal National Mortgage Assoc.	2.000	01/01/51	1,203	994,138
Federal National Mortgage Assoc.	2.000	01/01/51	1,716	1,417,951
Federal National Mortgage Assoc.	2.000	02/01/51	427	352,932
Federal National Mortgage Assoc.	2.000	05/01/51	2,294	1,892,440
Federal National Mortgage Assoc.	2.000	08/01/51	6,788	5,589,416
Federal National Mortgage Assoc.	2.500	06/01/28	189	180,454
Federal National Mortgage Assoc.	2.500	08/01/28	214	204,237
Federal National Mortgage Assoc.	2.500	08/01/29	44	41,949
Federal National Mortgage Assoc.	2.500	11/01/31	164	153,274
Federal National Mortgage Assoc.	2.500	02/01/36	479	441,379
Federal National Mortgage Assoc.	2.500	05/01/41	820	724,644
Federal National Mortgage Assoc.	2.500	06/01/41	1,279	1,119,943
Federal National Mortgage Assoc.	2.500	02/01/43	141	123,085
Federal National Mortgage Assoc.	2.500	12/01/46	648	563,661
Federal National Mortgage Assoc.	2.500	01/01/50	1,423	1,224,769
Federal National Mortgage Assoc.	2.500	03/01/50	206	177,293
Federal National Mortgage Assoc.	2.500	05/01/50	1,123	965,832
Federal National Mortgage Assoc.	2.500	06/01/50	539	463,143
Federal National Mortgage Assoc.	2.500	08/01/50	4,511	3,878,067
Federal National Mortgage Assoc.	2.500	09/01/50	4,728	4,064,459
Federal National Mortgage Assoc.	2.500	10/01/50	3,996	3,435,511
Federal National Mortgage Assoc.	2.500	03/01/51	2,597	2,232,283
Federal National Mortgage Assoc.	2.500	04/01/51	5,365	4,603,434
Federal National Mortgage Assoc.	2.500	05/01/51	2,868	2,461,505
Federal National Mortgage Assoc.	2.500	07/01/51	521	446,729
Federal National Mortgage Assoc.	2.500	09/01/51	736	630,093
Federal National Mortgage Assoc.	2.500	10/01/51	928	794,706
Federal National Mortgage Assoc.(k)	2.500	05/01/52	932	802,849

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.000%	01/01/27	136	$131,838
Federal National Mortgage Assoc.	3.000	08/01/28	352	338,819
Federal National Mortgage Assoc.	3.000	02/01/31	294	282,645
Federal National Mortgage Assoc.	3.000	11/01/36	162	149,858
Federal National Mortgage Assoc.	3.000	12/01/42	791	720,102
Federal National Mortgage Assoc.	3.000	02/01/43	372	338,176
Federal National Mortgage Assoc.	3.000	03/01/43	293	266,456
Federal National Mortgage Assoc.	3.000	04/01/43	339	308,493
Federal National Mortgage Assoc.	3.000	06/01/43	149	136,053
Federal National Mortgage Assoc.	3.000	06/01/43	294	267,631
Federal National Mortgage Assoc.	3.000	07/01/43	1,026	933,984
Federal National Mortgage Assoc.	3.000	09/01/46	792	717,475
Federal National Mortgage Assoc.	3.000	11/01/46	948	858,880
Federal National Mortgage Assoc.	3.000	11/01/46	1,020	927,395
Federal National Mortgage Assoc.	3.000	01/01/47	123	111,849
Federal National Mortgage Assoc.	3.000	04/01/47	2,073	1,873,447
Federal National Mortgage Assoc.	3.000	12/01/49	262	234,423
Federal National Mortgage Assoc.	3.000	12/01/49	613	548,593
Federal National Mortgage Assoc.	3.000	01/01/50	43	38,366
Federal National Mortgage Assoc.	3.000	06/01/50	258	230,254
Federal National Mortgage Assoc.	3.000	06/01/50	686	612,795
Federal National Mortgage Assoc.	3.000	11/01/51	3,433	3,050,903
Federal National Mortgage Assoc.	3.000	02/01/52	4,391	3,900,343
Federal National Mortgage Assoc.	3.000	03/01/52	2,787	2,474,334
Federal National Mortgage Assoc.	3.000	04/01/52	214	190,234
Federal National Mortgage Assoc.	3.000	04/01/52	476	422,551
Federal National Mortgage Assoc.	3.000	04/01/52	955	855,451
Federal National Mortgage Assoc.	3.000	04/01/52	3,318	2,947,032
Federal National Mortgage Assoc.	3.000	05/01/52	3,678	3,310,437
Federal National Mortgage Assoc.	3.500	12/01/30	32	31,048
Federal National Mortgage Assoc.	3.500	11/01/32	1,011	976,933
Federal National Mortgage Assoc.	3.500	02/01/33	56	53,942
Federal National Mortgage Assoc.	3.500	05/01/33	91	88,015
Federal National Mortgage Assoc.	3.500	10/01/41	734	692,183
Federal National Mortgage Assoc.	3.500	12/01/41	219	206,658
Federal National Mortgage Assoc.	3.500	03/01/42	268	252,567
Federal National Mortgage Assoc.	3.500	05/01/42	975	920,418
Federal National Mortgage Assoc.	3.500	07/01/42	338	318,683
Federal National Mortgage Assoc.	3.500	12/01/42	762	718,449
Federal National Mortgage Assoc.	3.500	03/01/43	249	234,230
Federal National Mortgage Assoc.	3.500	06/01/45	1,616	1,509,821
Federal National Mortgage Assoc.	3.500	01/01/46	429	399,860

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	12/01/46	779	$725,044
Federal National Mortgage Assoc.	3.500	03/01/48	1,492	1,385,957
Federal National Mortgage Assoc.	3.500	04/01/48	1,271	1,181,428
Federal National Mortgage Assoc.	3.500	11/01/48	848	788,074
Federal National Mortgage Assoc.	3.500	04/01/52	322	295,465
Federal National Mortgage Assoc.	3.500	05/01/52	2,828	2,598,572
Federal National Mortgage Assoc.	4.000	07/01/37	1,960	1,905,768
Federal National Mortgage Assoc.	4.000	09/01/40	422	408,386
Federal National Mortgage Assoc.	4.000	01/01/41	492	475,332
Federal National Mortgage Assoc.	4.000	09/01/44	325	313,084
Federal National Mortgage Assoc.	4.000	06/01/47	1,189	1,136,735
Federal National Mortgage Assoc.	4.000	06/01/47	1,245	1,186,359
Federal National Mortgage Assoc.	4.000	08/01/47	260	248,067
Federal National Mortgage Assoc.	4.000	09/01/47	1,489	1,426,933
Federal National Mortgage Assoc.	4.000	10/01/47	77	73,792
Federal National Mortgage Assoc.	4.000	10/01/47	751	716,550
Federal National Mortgage Assoc.	4.000	11/01/47	865	828,112
Federal National Mortgage Assoc.	4.000	12/01/47	178	170,612
Federal National Mortgage Assoc.	4.000	06/01/48	85	80,783
Federal National Mortgage Assoc.	4.000	06/01/52	6,561	6,201,533
Federal National Mortgage Assoc.	4.000	09/01/52	482	455,387
Federal National Mortgage Assoc.	4.500	04/01/41	358	355,608
Federal National Mortgage Assoc.	4.500	05/01/41	312	310,319
Federal National Mortgage Assoc.	4.500	01/01/45	110	108,814
Federal National Mortgage Assoc.	4.500	12/01/47	751	734,852
Federal National Mortgage Assoc.	4.500	06/01/48	159	156,388
Federal National Mortgage Assoc.	4.500	10/01/48	618	608,779
Federal National Mortgage Assoc.	4.500	06/01/52	1,576	1,526,735
Federal National Mortgage Assoc.	4.500	07/01/52	1,982	1,919,810
Federal National Mortgage Assoc.	4.500	09/01/52	970	939,124
Federal National Mortgage Assoc.	4.500	01/01/53	2,114	2,047,585
Federal National Mortgage Assoc.	5.000	12/01/31	50	50,014
Federal National Mortgage Assoc.	5.000	03/01/34	156	157,432
Federal National Mortgage Assoc.	5.000	07/01/35	60	60,550
Federal National Mortgage Assoc.	5.000	09/01/35	42	42,848
Federal National Mortgage Assoc.	5.000	11/01/35	54	54,227
Federal National Mortgage Assoc.	5.000	05/01/36	23	23,084
Federal National Mortgage Assoc.	5.000	07/01/52	4,048	3,986,934
Federal National Mortgage Assoc.	5.500	02/01/34	151	154,808
Federal National Mortgage Assoc.	5.500	09/01/34	260	264,789
Federal National Mortgage Assoc.	5.500	02/01/35	199	200,921
Federal National Mortgage Assoc.	5.500	06/01/35	50	49,951

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.500%	06/01/35	84	$84,399
Federal National Mortgage Assoc.	5.500	09/01/35	77	76,724
Federal National Mortgage Assoc.	5.500	09/01/35	154	154,124
Federal National Mortgage Assoc.	5.500	10/01/35	155	156,113
Federal National Mortgage Assoc.	5.500	11/01/35	100	99,974
Federal National Mortgage Assoc.	5.500	11/01/35	134	133,509
Federal National Mortgage Assoc.	5.500	11/01/36	4	3,999
Federal National Mortgage Assoc.	5.500	10/01/52	480	481,752
Federal National Mortgage Assoc.	5.500	11/01/52	2,403	2,410,011
Federal National Mortgage Assoc.	6.000	09/01/33	—(r)	416
Federal National Mortgage Assoc.	6.000	11/01/33	—(r)	360
Federal National Mortgage Assoc.	6.000	02/01/34	—(r)	216
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	62
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	161
Federal National Mortgage Assoc.	6.000	09/01/34	11	11,864
Federal National Mortgage Assoc.	6.000	09/01/34	15	14,849
Federal National Mortgage Assoc.	6.000	11/01/34	3	3,328
Federal National Mortgage Assoc.	6.000	11/01/34	23	24,040
Federal National Mortgage Assoc.	6.000	02/01/35	—(r)	98
Federal National Mortgage Assoc.	6.000	03/01/35	5	5,009
Federal National Mortgage Assoc.	6.000	04/01/35	—(r)	358
Federal National Mortgage Assoc.	6.000	12/01/35	54	54,999
Federal National Mortgage Assoc.	6.000	01/01/36	143	144,721
Federal National Mortgage Assoc.	6.000	05/01/36	39	39,649
Federal National Mortgage Assoc.	6.000	05/01/36	223	228,947
Federal National Mortgage Assoc.	6.500	07/01/32	253	261,776
Federal National Mortgage Assoc.	6.500	08/01/32	90	92,138
Federal National Mortgage Assoc.	6.500	09/01/32	40	41,053
Federal National Mortgage Assoc.	6.500	10/01/32	52	53,318
Federal National Mortgage Assoc.	6.500	10/01/32	255	265,499
Federal National Mortgage Assoc.	6.500	10/01/37	192	200,159
Federal National Mortgage Assoc.(k)	6.625	11/15/30	600	705,750
Federal National Mortgage Assoc.	7.000	05/01/24	1	1,243
Federal National Mortgage Assoc.	7.000	05/01/24	2	1,961
Federal National Mortgage Assoc.	7.000	05/01/24	7	7,061
Federal National Mortgage Assoc.	7.000	12/01/31	85	85,671
Federal National Mortgage Assoc.	7.000	09/01/33	54	54,131
Federal National Mortgage Assoc.	7.000	11/01/33	56	56,321
Federal National Mortgage Assoc.	9.000	04/01/25	—(r)	435
Federal National Mortgage Assoc.	9.500	01/01/25	—(r)	138
Federal National Mortgage Assoc.	9.500	01/01/25	2	2,087
Government National Mortgage Assoc.	2.000	09/20/51	1,394	1,183,724

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	2.500%	12/20/46	173	$153,089
Government National Mortgage Assoc.	2.500	08/20/51	4,353	3,807,610
Government National Mortgage Assoc.	3.000	03/15/45	536	489,239
Government National Mortgage Assoc.	3.000	07/20/45	1,285	1,183,428
Government National Mortgage Assoc.	3.000	07/20/46	621	568,691
Government National Mortgage Assoc.	3.000	08/20/46	1,159	1,060,620
Government National Mortgage Assoc.	3.000	10/20/46	93	85,311
Government National Mortgage Assoc.	3.000	02/20/47	1,743	1,592,439
Government National Mortgage Assoc.	3.000	05/20/47	327	298,466
Government National Mortgage Assoc.	3.000	12/20/47	117	106,710
Government National Mortgage Assoc.	3.000	04/20/49	479	436,477
Government National Mortgage Assoc.	3.000	09/20/51	1,012	914,140
Government National Mortgage Assoc.	3.500	04/20/42	134	126,377
Government National Mortgage Assoc.	3.500	01/20/43	827	782,870
Government National Mortgage Assoc.	3.500	04/20/43	367	347,746
Government National Mortgage Assoc.	3.500	03/20/45	484	456,118
Government National Mortgage Assoc.	3.500	04/20/45	260	244,977
Government National Mortgage Assoc.	3.500	07/20/46	942	886,136
Government National Mortgage Assoc.	3.500	03/20/47	89	83,609
Government National Mortgage Assoc.	3.500	07/20/47	542	510,386
Government National Mortgage Assoc.	3.500	02/20/48	1,178	1,107,095
Government National Mortgage Assoc.	3.500	11/20/48	310	291,158
Government National Mortgage Assoc.	3.500	01/20/49	269	253,469
Government National Mortgage Assoc.	3.500	02/20/49	1,646	1,544,715
Government National Mortgage Assoc.	3.500	05/20/49	438	409,946
Government National Mortgage Assoc.	3.500	06/20/49	1,012	948,275
Government National Mortgage Assoc.	4.000	02/20/41	176	171,180
Government National Mortgage Assoc.	4.000	06/20/44	347	337,711
Government National Mortgage Assoc.	4.000	08/20/44	106	103,821
Government National Mortgage Assoc.	4.000	11/20/45	204	197,185
Government National Mortgage Assoc.	4.000	11/20/46	185	179,078
Government National Mortgage Assoc.	4.000	02/20/47	164	158,216
Government National Mortgage Assoc.	4.000	10/20/47	172	165,480
Government National Mortgage Assoc.	4.000	12/20/47	125	120,027
Government National Mortgage Assoc.	4.000	07/20/48	366	352,407
Government National Mortgage Assoc.	4.000	02/20/49	430	413,440
Government National Mortgage Assoc.	4.000	03/20/49	707	678,542
Government National Mortgage Assoc.	4.500	02/20/40	107	106,889
Government National Mortgage Assoc.	4.500	01/20/41	67	66,943
Government National Mortgage Assoc.	4.500	02/20/41	313	312,686
Government National Mortgage Assoc.	4.500	03/20/41	160	159,578
Government National Mortgage Assoc.	4.500	06/20/44	232	231,893

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.500%	02/20/46	20	$19,570
Government National Mortgage Assoc.	4.500	03/20/46	100	99,040
Government National Mortgage Assoc.	4.500	03/20/47	460	456,131
Government National Mortgage Assoc.	4.500	08/20/47	81	79,886
Government National Mortgage Assoc.	4.500	01/20/48	64	62,674
Government National Mortgage Assoc.	4.500	02/20/48	387	382,052
Government National Mortgage Assoc.	4.500	05/20/52	2,049	1,991,826
Government National Mortgage Assoc.	5.000	TBA	1,500	1,481,338
Government National Mortgage Assoc.	5.000	07/15/33	210	214,919
Government National Mortgage Assoc.	5.000	09/15/33	317	324,553
Government National Mortgage Assoc.	5.000	04/15/34	13	13,617
Government National Mortgage Assoc.	5.500	02/15/34	151	153,587
Government National Mortgage Assoc.	5.500	02/15/36	81	82,975
Government National Mortgage Assoc.	5.500	11/20/52	649	648,648
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	2
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	6
Government National Mortgage Assoc.	7.000	07/15/23	1	609
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	13
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	19
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	69
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	79
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	93
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	296
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	10
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	158
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	221
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	6
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	7
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	9
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	22
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	28
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	36
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	41
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	48
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	71
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	80
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	124
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	230
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	14
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	26
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	29
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	34

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	11/15/23	—(r)	$53
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	61
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	77
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	130
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	148
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	148
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	326
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	395
Government National Mortgage Assoc.	7.000	11/15/23	1	554
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	12
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	40
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	48
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	50
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	53
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	55
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	110
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	145
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	159
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	178
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	212
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	470
Government National Mortgage Assoc.	7.000	12/15/23	1	536
Government National Mortgage Assoc.	7.000	12/15/23	1	733
Government National Mortgage Assoc.	7.000	12/15/23	1	854
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	33
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	33
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	74
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	384
Government National Mortgage Assoc.	7.000	01/15/24	1	531
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	59
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	112
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	258
Government National Mortgage Assoc.	7.000	02/15/24	1	658
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	19
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	66
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	313
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	59
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	88
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	155
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	227
Government National Mortgage Assoc.	7.000	04/15/24	1	1,016
Government National Mortgage Assoc.	7.000	04/15/24	1	1,342

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	05/15/24	—(r)	$20
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	58
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	149
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	214
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	367
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	443
Government National Mortgage Assoc.	7.000	05/15/24	1	1,338
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	9
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	51
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	189
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	496
Government National Mortgage Assoc.	7.000	06/15/24	1	668
Government National Mortgage Assoc.	7.000	06/15/24	1	854
Government National Mortgage Assoc.	7.000	06/15/24	1	1,476
Government National Mortgage Assoc.	7.000	07/15/24	—(r)	116
Government National Mortgage Assoc.	7.000	07/15/24	—(r)	173
Government National Mortgage Assoc.	7.000	02/15/29	4	4,428
Government National Mortgage Assoc.	7.500	09/15/23	—(r)	54
Government National Mortgage Assoc.	7.500	10/15/23	—(r)	201
Government National Mortgage Assoc.	7.500	10/15/23	—(r)	318
Government National Mortgage Assoc.	7.500	11/15/23	—(r)	436
Government National Mortgage Assoc.	7.500	12/15/23	—(r)	79
Government National Mortgage Assoc.	7.500	12/15/23	—(r)	83
Government National Mortgage Assoc.	7.500	01/15/24	—(r)	125
Government National Mortgage Assoc.	7.500	01/15/24	1	1,427
Government National Mortgage Assoc.	7.500	02/15/24	—(r)	10
Government National Mortgage Assoc.	7.500	02/15/24	1	733
Government National Mortgage Assoc.	7.500	03/15/24	1	520
Government National Mortgage Assoc.	7.500	04/15/24	—(r)	303
Government National Mortgage Assoc.	7.500	04/15/24	1	523
Government National Mortgage Assoc.	7.500	05/15/24	—(r)	38
Government National Mortgage Assoc.	7.500	06/15/24	—(r)	282
Government National Mortgage Assoc.	7.500	06/15/24	—(r)	349
Government National Mortgage Assoc.	7.500	06/15/24	1	1,181
Government National Mortgage Assoc.	7.500	07/15/24	—(r)	362
Government National Mortgage Assoc.	8.500	04/15/25	11	10,937
Resolution Funding Corp. Interest Strips, Bonds	2.776(s)	01/15/30	630	473,485
Resolution Funding Corp. Interest Strips, Bonds	3.564(s)	04/15/30	1,290	971,896
Resolution Funding Corp. Principal Strips, Bonds	3.114(s)	04/15/30	2,280	1,709,042
Resolution Funding Corp. Principal Strips, Bonds	3.341(s)	01/15/30	3,205	2,432,284
Tennessee Valley Authority,
Sr. Unsec’d. Notes, Series A	2.875	02/01/27	335	320,221

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Tennessee Valley Authority, (cont’d.)
Sr. Unsec’d. Notes, Series E	6.750%	11/01/25	1,300	$1,367,352

Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	1,485	1,377,116
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	285	232,647
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	194,579
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	1,170	1,374,698

Total U.S. Government Agency Obligations (cost $250,906,956)				230,038,268
U.S. Treasury Obligations 41.7%
U.S. Treasury Bonds	1.625	11/15/50	655	405,998
U.S. Treasury Bonds	1.875	11/15/51	2,505	1,649,386
U.S. Treasury Bonds	2.000	11/15/41	26,180	19,246,391
U.S. Treasury Bonds	2.000	02/15/50	3,635	2,488,839
U.S. Treasury Bonds	2.250	05/15/41	68,545	53,036,694
U.S. Treasury Bonds	2.250	08/15/49	7,920	5,754,375
U.S. Treasury Bonds	2.500	02/15/46	7,850	6,062,898
U.S. Treasury Bonds	2.500	05/15/46	5,710	4,405,622
U.S. Treasury Bonds	2.750	08/15/47	3,505	2,828,645
U.S. Treasury Bonds(k)	3.000	11/15/44	5,565	4,733,728
U.S. Treasury Bonds	3.625	08/15/43	100	94,594
U.S. Treasury Bonds	3.625	02/15/53	1,070	1,028,538
U.S. Treasury Bonds	4.000	11/15/42	180	180,169
U.S. Treasury Bonds	4.000	11/15/52	1,348	1,386,755
U.S. Treasury Notes	1.000	12/15/24	13,000	12,283,477
U.S. Treasury Notes	2.375	03/31/29	26,460	24,533,381
U.S. Treasury Notes	2.875	05/15/28	14,200	13,608,703
U.S. Treasury Notes	3.125	11/15/28	7,865	7,607,544
U.S. Treasury Notes	3.375	05/15/33	1,700	1,663,609
U.S. Treasury Notes	3.750	05/31/30	805	807,516
U.S. Treasury Notes	3.875	12/31/29	3,870	3,900,234
U.S. Treasury Strips Coupon	0.768(s)	05/15/30	1,145	883,171
U.S. Treasury Strips Coupon	1.177(s)	05/15/29	4,580	3,662,390
U.S. Treasury Strips Coupon	1.389(s)	05/15/43	4,550	1,988,492
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	180	81,021
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	475	211,857
U.S. Treasury Strips Coupon	1.505(s)	11/15/41	2,445	1,138,835
U.S. Treasury Strips Coupon	1.677(s)	02/15/43	19,320	8,539,289
U.S. Treasury Strips Coupon	1.745(s)	02/15/39	9,525	5,084,713
U.S. Treasury Strips Coupon	1.775(s)	02/15/40	1,505	765,610
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	73	54,319

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	1.960%(s)	05/15/41	210	$100,398
U.S. Treasury Strips Coupon	1.982(s)	08/15/39	2,050	1,068,883
U.S. Treasury Strips Coupon	2.010(s)	08/15/30	1,409	1,077,114
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	300	162,070
U.S. Treasury Strips Coupon	2.085(s)	08/15/43	675	291,832
U.S. Treasury Strips Coupon	2.172(s)	02/15/28	675	564,416
U.S. Treasury Strips Coupon	2.205(s)	05/15/39	850	448,508
U.S. Treasury Strips Coupon	2.228(s)	05/15/28	345	285,919
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	2,200	1,092,867
U.S. Treasury Strips Coupon	2.351(s)	11/15/40	3,415	1,675,751
U.S. Treasury Strips Coupon	2.365(s)	05/15/44	2,105	882,209
U.S. Treasury Strips Coupon	2.365(s)	11/15/44	2,240	921,987
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	190	86,413
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	590	233,695
U.S. Treasury Strips Coupon	2.443(s)	08/15/44	480	199,163
U.S. Treasury Strips Coupon	2.480(s)	11/15/43	13,768	5,896,038
U.S. Treasury Strips Coupon	3.243(s)	02/15/46	9,895	3,886,107
U.S. Treasury Strips Coupon	3.398(s)	08/15/41	1,485	702,591
U.S. Treasury Strips Coupon	3.443(s)	02/15/42	6,830	3,141,000
U.S. Treasury Strips Coupon	3.787(s)	02/15/41	2,565	1,242,221
U.S. Treasury Strips Coupon	3.812(s)	05/15/38	9,260	5,115,065

Total U.S. Treasury Obligations (cost $255,852,926)				219,191,040

Total Long-Term Investments (cost $586,489,435)				523,837,916

	Shares
Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $3,980,644)(wj)	3,980,644	3,980,644

TOTAL INVESTMENTS 100.5% (cost $590,470,079)		527,818,560
Liabilities in excess of other assets(z) (0.5)%		(2,754,919)

Net Assets 100.0%		$525,063,641

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
FHLMC—Federal Home Loan Mortgage Corporation
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
50	3 Month CME SOFR	Jun. 2023	$11,881,250	$26,784
213	2 Year U.S. Treasury Notes	Sep. 2023	43,841,391	(159,007)
381	5 Year U.S. Treasury Notes	Sep. 2023	41,558,767	(212,974)
1,011	10 Year U.S. Treasury Notes	Sep. 2023	115,727,906	(175,722)
28	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	3,832,500	43,588
				(477,331)
Short Positions:
382	10 Year U.S. Ultra Treasury Notes	Sep. 2023	46,013,096	(18,276)
1,201	20 Year U.S. Treasury Bonds	Sep. 2023	154,140,844	(979,940)
				(998,216)
				$(1,475,547)

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Interest rate swap agreements outstanding at May 31, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
5,936	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.080%	$—	$50,265	$50,265
7,632	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.080%	—	88,546	88,546
				$—	$138,811	$138,811

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).